SHARE-BASED COMPENSATION - Stock based compensation expense (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 479,726	$ 208,330
Total unrecognized compensation cost	$ 11,900,000
Total unrecognized compensation cost expected to be recognized over weighted-average period	3 years
Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			$ 928,905
Number of units vested			0
Total unrecognized compensation cost			$ 2,996,110
Total unrecognized compensation cost expected to be recognized over weighted-average period			3 years 1 month 6 days